Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Bank Premises and Equipment
Schedule of bank premises and equipment and accumulated depreciation and amortization
	2024	2023

Buildings and improvements	$10,848,724	$10,712,053
Land and land improvements	3,096,142	3,026,281
Furniture and equipment	6,983,199	6,360,991
Leasehold improvements	869,474	869,473
Finance lease	4,018,377	4,018,377
Operating leases	1,426,517	1,417,859
Other prepaid assets	27,500	160,881
Total bank premises and equipment	27,269,933	26,565,915
Less accumulated depreciation and amortization	(15,196,948)	(14,194,544)
Net bank premises and equipment	$12,072,985	$12,371,371